Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000249064
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Fund
Class Name	Class A Shares
Trading Symbol	VNIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%	[1]
AssetsNet	$ 146,939,669
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 117,808
InvestmentCompanyPortfolioTurnover	108.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000249063
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Fund
Class Name	Class Y Shares
Trading Symbol	VNIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[2]
AssetsNet	$ 146,939,669
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 117,808
InvestmentCompanyPortfolioTurnover	108.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000249065
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Fund
Class Name	Class Institutional Shares
Trading Symbol	VNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 146,939,669
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 117,808
InvestmentCompanyPortfolioTurnover	108.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000251720
Shareholder Report [Line Items]
Fund Name	Vontobel Global Equity Fund
Class Name	Class A Shares
Trading Symbol	VNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
AssetsNet	$ 23,072,368
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000251719
Shareholder Report [Line Items]
Fund Name	Vontobel Global Equity Fund
Class Name	Class Y Shares
Trading Symbol	VNGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
AssetsNet	$ 23,072,368
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000251721
Shareholder Report [Line Items]
Fund Name	Vontobel Global Equity Fund
Class Name	Class Institutional Shares
Trading Symbol	VNGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 23,072,368
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds

[1]	The ratio appears lower due to the relative net asset value of Class A. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.00% (1.39% excluding waiver).
[2]	The ratio appears lower due to the relative net asset value of Class Y. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.75% (1.14% excluding waiver).
[3]	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.98% (1.49% excluding waiver).
[4]	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.73% (1.24% excluding waiver).